CONDENSED CONSOLIDATING GUARANTOR FINANCIAL STATEMENTS (Details) (USD $)																						6 Months Ended									6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Debt Securities Under Universal Shelf Registration Statement Form S-3	Dec. 31, 2011 Debt Securities Under Universal Shelf Registration Statement Form S-3		Dec. 31, 2012 Debt Securities Under Universal Shelf Registration Statement Form S-4	Dec. 31, 2011 Debt Securities Under Universal Shelf Registration Statement Form S-4
Dec. 31, 2011
Magnum Hunter Resources Corporation
Correction of the presentation of Guarantor and non Guarantor shareholders' equity and the corresponding impact to investment in subsidiaries
Adjustment
													Jun. 30, 2013 Magnum Hunter Resources Corporation Debt Securities Under Universal Shelf Registration Statement Form S-3	Dec. 31, 2012 Magnum Hunter Resources Corporation Debt Securities Under Universal Shelf Registration Statement Form S-3	Dec. 31, 2011 Magnum Hunter Resources Corporation Debt Securities Under Universal Shelf Registration Statement Form S-3		Jun. 30, 2013 Magnum Hunter Resources Corporation Debt Securities Under Universal Shelf Registration Statement Form S-4	Dec. 31, 2012 Magnum Hunter Resources Corporation Debt Securities Under Universal Shelf Registration Statement Form S-4	Dec. 31, 2011 Magnum Hunter Resources Corporation Debt Securities Under Universal Shelf Registration Statement Form S-4	Dec. 31, 2012 PRC Williston, Inc. Debt Securities Under Universal Shelf Registration Statement Form S-4	Dec. 31, 2011 PRC Williston, Inc. Debt Securities Under Universal Shelf Registration Statement Form S-4	Jun. 30, 2013 Guarantor Subsidiaries Correction of the presentation of Guarantor and non Guarantor shareholders' equity and the corresponding impact to investment in subsidiaries Adjustment	Dec. 31, 2012 Guarantor Subsidiaries Correction of the presentation of Guarantor and non Guarantor shareholders' equity and the corresponding impact to investment in subsidiaries Adjustment	Dec. 31, 2011 Guarantor Subsidiaries Correction of the presentation of Guarantor and non Guarantor shareholders' equity and the corresponding impact to investment in subsidiaries Adjustment	Jun. 30, 2013 Guarantor Subsidiaries Debt Securities Under Universal Shelf Registration Statement Form S-3	Dec. 31, 2012 Guarantor Subsidiaries Debt Securities Under Universal Shelf Registration Statement Form S-3	Dec. 31, 2011 Guarantor Subsidiaries Debt Securities Under Universal Shelf Registration Statement Form S-3		Dec. 31, 2012 Guarantor Subsidiaries Debt Securities Under Universal Shelf Registration Statement Form S-4	Dec. 31, 2011 Guarantor Subsidiaries Debt Securities Under Universal Shelf Registration Statement Form S-4	Jun. 30, 2013 Non Guarantor Subsidiaries Correction of the presentation of Guarantor and non Guarantor shareholders' equity and the corresponding impact to investment in subsidiaries Adjustment	Dec. 31, 2012 Non Guarantor Subsidiaries Correction of the presentation of Guarantor and non Guarantor shareholders' equity and the corresponding impact to investment in subsidiaries Adjustment	Jun. 30, 2013 Non Guarantor Subsidiaries Debt Securities Under Universal Shelf Registration Statement Form S-3	Dec. 31, 2012 Non Guarantor Subsidiaries Debt Securities Under Universal Shelf Registration Statement Form S-3	Dec. 31, 2011 Non Guarantor Subsidiaries Debt Securities Under Universal Shelf Registration Statement Form S-3		Jun. 30, 2013 Non Guarantor Subsidiaries Debt Securities Under Universal Shelf Registration Statement Form S-4	Dec. 31, 2012 Non Guarantor Subsidiaries Debt Securities Under Universal Shelf Registration Statement Form S-4	Dec. 31, 2011 Non Guarantor Subsidiaries Debt Securities Under Universal Shelf Registration Statement Form S-4	Jun. 30, 2013 Eliminations Debt Securities Under Universal Shelf Registration Statement Form S-3	Dec. 31, 2012 Eliminations Debt Securities Under Universal Shelf Registration Statement Form S-3	Dec. 31, 2011 Eliminations Debt Securities Under Universal Shelf Registration Statement Form S-3		Jun. 30, 2013 Eliminations Debt Securities Under Universal Shelf Registration Statement Form S-4	Dec. 31, 2012 Eliminations Debt Securities Under Universal Shelf Registration Statement Form S-4	Dec. 31, 2011 Eliminations Debt Securities Under Universal Shelf Registration Statement Form S-4	Jun. 30, 2013 Magnum Hunter Resources Corporation Consolidated Debt Securities Under Universal Shelf Registration Statement Form S-3	Dec. 31, 2012 Magnum Hunter Resources Corporation Consolidated Debt Securities Under Universal Shelf Registration Statement Form S-3	Jun. 30, 2013 Magnum Hunter Resources Corporation Consolidated Debt Securities Under Universal Shelf Registration Statement Form S-4	Dec. 31, 2012 Magnum Hunter Resources Corporation Consolidated Debt Securities Under Universal Shelf Registration Statement Form S-4	Jun. 30, 2013 PRC Williston Inc Debt Securities Under Universal Shelf Registration Statement Form S-4	Dec. 31, 2012 PRC Williston Inc Debt Securities Under Universal Shelf Registration Statement Form S-4	Jun. 30, 2013 Wholly-Owned Guarantor Subsidiaries Debt Securities Under Universal Shelf Registration Statement Form S-4	Dec. 31, 2012 Wholly-Owned Guarantor Subsidiaries Debt Securities Under Universal Shelf Registration Statement Form S-4
CONDENSED CONSOLIDATING GUARANTOR FINANCIAL STATEMENTS
Increase (Decrease) in Total Assets																						$ 40,500,000	$ (264,100,000)								$ (40,500,000)	$ 264,100,000
Increase in Loss Attributable to Common Shareholders																						(769,000)									769,000
ASSETS
Current assets	173,900,000	204,319,000		77,669,000			204,319,000	77,669,000		204,319,000	77,669,000		70,615,000	63,167,000	25,401,000		70,615,000	63,167,000	25,401,000	703,000	2,188,000				65,479,000	48,320,000	19,145,000		60,552,000	21,932,000			45,810,000	124,041,000	32,556,000		31,283,000	111,126,000	27,503,000	(8,004,000)	(31,209,000)	567,000		(8,004,000)	(31,229,000)	645,000	173,900,000	204,319,000	173,900,000	204,319,000	1,200,000	703,000	78,806,000	60,552,000
Intercompany accounts receivable							0	0		0	0		756,306,000	803,834,000	667,557,000		756,306,000	803,834,000	667,557,000	0	0					0	0		0	0				0	0			0	0	(756,306,000)	(803,834,000)	(667,557,000)		(756,306,000)	(803,834,000)	(667,557,000)			0	0		0		0
Property and equipment (using successful efforts accounting)	1,797,740,000	1,924,413,000		1,075,134,000			1,924,413,000	1,075,134,000		1,924,413,000	1,075,134,000		7,476,000	9,596,000	13,287,000		7,476,000	9,596,000	13,287,000	18,257,000	32,607,000				1,213,016,000	1,148,714,000	627,544,000		1,276,467,000	636,854,000			577,248,000	766,103,000	434,303,000		419,166,000	620,093,000	392,511,000		0	0			0	(125,000)	1,797,740,000	1,924,413,000	1,797,740,000	1,924,413,000	16,569,000	18,257,000	1,354,529,000	1,276,467,000
Investment in subsidiaries							0	0	[1]	0	0	32,200,000	681,755,000	763,856,000	147,491,000	[1]	681,755,000	763,856,000	147,491,000	0	0				102,097,000	101,342,000	64,784,000	[1]	101,341,000	62,672,000			92,967,000	102,354,000	126,655,000	[1]	92,967,000	102,354,000	125,716,000	(876,819,000)	(967,552,000)	(338,930,000)	[1]	(876,819,000)	(967,551,000)	(335,879,000)			0	0			102,097,000	101,341,000
Other assets							69,900,000	15,957,000		69,900,000	15,957,000		20,378,000	20,849,000	9,151,000		20,378,000	20,849,000	9,151,000	0	0				1,846,000	5,341,000	440,000		5,451,000	466,000			42,056,000	43,710,000	6,366,000		41,996,000	43,600,000	6,340,000		0	0			0	0	64,280,000	69,900,000	64,280,000	69,900,000			1,906,000	5,451,000
Total Assets	2,035,920,000	2,198,632,000	1,805,614,000	1,168,760,000	248,967,000		2,198,632,000	1,168,760,000		2,198,632,000	1,168,760,000		1,536,530,000	1,661,302,000	862,887,000		1,536,530,000	1,661,302,000	862,887,000	18,960,000	34,795,000				1,382,438,000	1,303,717,000	711,913,000		1,443,811,000	721,924,000			758,081,000	1,036,208,000	599,880,000		585,412,000	877,173,000	552,070,000	(1,641,129,000)	(1,802,595,000)	(1,005,920,000)		(1,641,129,000)	(1,802,614,000)	(1,002,916,000)	2,035,920,000	2,198,632,000	2,035,920,000	2,198,632,000	17,769,000	18,960,000	1,537,338,000	1,443,811,000
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	175,018,000	243,656,000		167,675,000			243,656,000	167,675,000		243,656,000	167,675,000		28,161,000	28,503,000	21,112,000		28,161,000	28,503,000	21,112,000	2,291,000	1,319,000				120,970,000	109,536,000	81,927,000		117,511,000	85,516,000			33,930,000	135,994,000	64,056,000		19,019,000	125,727,000	59,671,000	(8,043,000)	(30,377,000)	580,000		(8,043,000)	(30,376,000)	57,000	175,018,000	243,656,000	175,018,000	243,656,000	2,814,000	2,291,000	133,067,000	117,511,000
Intercompany accounts payable							0	0		0	0		0	0	0		0	0	0	58,966,000	60,173,000				725,035,000	611,932,000	232,534,000		508,254,000	234,468,000			31,235,000	191,902,000	435,023,000		65,765,000	236,636,000	390,934,000	(756,270,000)	(803,834,000)	(667,557,000)		(756,270,000)	(803,856,000)	(685,575,000)			0	0	59,872,000	58,966,000	630,633,000	508,254,000
Long-term liabilities							1,042,446,000	410,433,000		1,042,446,000	410,433,000		602,089,000	831,286,000	253,319,000		602,089,000	831,286,000	253,319,000	1,274,000	1,983,000				78,608,000	83,192,000	93,426,000		97,271,000	96,885,000			143,404,000	127,968,000	63,688,000		123,931,000	112,615,000	58,246,000		0	0		0	0	0	824,101,000	1,042,446,000	824,101,000	1,042,446,000	1,338,000	1,274,000	96,743,000	97,271,000
Redeemable preferred stock	221,271,000	200,878,000		100,000,000			200,878,000	100,000,000		200,878,000	100,000,000		100,000,000	100,000,000	100,000,000		100,000,000	100,000,000	100,000,000	0	0				0	0	0		0	0			121,271,000	100,878,000	0		121,271,000	100,878,000	0	0	0	0		0	0	0	221,271,000	200,878,000	221,271,000	200,878,000	0	0	0	0
Shareholders' equity	815,530,000	711,652,000		490,652,000	103,322,000	39,318,000	711,652,000	490,652,000	[1]	711,652,000	490,652,000		806,280,000	701,513,000	488,456,000	[1]	806,280,000	701,513,000	488,456,000	(43,571,000)	(28,680,000)			45,300,000	457,825,000	499,057,000	304,026,000	[1]	720,775,000	305,055,000			428,241,000	479,466,000	37,113,000	[1]	255,426,000	301,317,000	43,219,000	(876,816,000)	(968,384,000)	(338,943,000)	[1]	(876,816,000)	(968,382,000)	(317,398,000)	815,530,000	711,652,000	815,530,000	711,652,000	(46,255,000)	(43,571,000)	676,895,000	720,775,000
Total Liabilities and Shareholders’ Equity	$ 2,035,920,000	$ 2,198,632,000		$ 1,168,760,000			$ 2,198,632,000	$ 1,168,760,000		$ 2,198,632,000	$ 1,168,760,000		$ 1,536,530,000	$ 1,661,302,000	$ 862,887,000		$ 1,536,530,000	$ 1,661,302,000	$ 862,887,000	$ 18,960,000	$ 34,795,000				$ 1,382,438,000	$ 1,303,717,000	$ 711,913,000		$ 1,443,811,000	$ 721,924,000			$ 758,081,000	$ 1,036,208,000	$ 599,880,000		$ 585,412,000	$ 877,173,000	$ 552,070,000	$ (1,641,129,000)	$ (1,802,595,000)	$ (1,005,920,000)		$ (1,641,129,000)	$ (1,802,614,000)	$ (1,002,916,000)	$ 2,035,920,000	$ 2,198,632,000	$ 2,035,920,000	$ 2,198,632,000	$ 17,769,000	$ 18,960,000	$ 1,537,338,000	$ 1,443,811,000

[1]	In the third quarter of 2012, the Company revised its condensed consolidating balance sheet for the year ended December 31, 2011, to correct the presentation of Guarantor and Non-Guarantor shareholders' equity and the corresponding impact to investment in subsidiaries in the Magnum Hunter Resources Corporation column. The impact of this revision to the Guarantor Subsidiaries and Magnum Hunter Resources Corporation is an increase of equity and investment in subsidiaries of approximately $45.3 million and $32.2 million, respectively, for the year ended December 31, 2011. Management concluded the revision was not material to the related financial statements.